FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Hedge (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Forward foreign exchange contracts | Currency risk | Cash flow hedges
Items designated as hedging instruments
Nominal amount	2,598	2,322
Carrying Amount Assets	$ 47	$ 39
Carrying Amount Liabilities	(43)	(19)
Change in fair value in OCI	(13)	41
Amounts reclassified from hedging reserve to profit or loss	$ (37)	$ 7
Interest swaps | Interest rate risk | Fair value hedges
Items designated as hedging instruments
Nominal amount	500
Carrying Amount Liabilities	$ (13)